Shareholders' capital - Fair Value of Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Risk-free interest rate	2.10%	1.40%
Expected volatility	21.00%	25.00%
Expected dividend yield	4.80%	4.30%
Expected life	5 years 6 months	5 years 6 months
Weighted average grant date fair value per option (CAD per share)	$ 1.41	$ 1.45